Fair Value Measurements and Derivative Instruments - Fair Value of Short-term Investments and Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 1 | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 11,850	$ 18,600
Level 1 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	12,540	19,584
Level 2 | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loans	0	1,980
Level 2 | Reported Value Measurement | Secured Term Loan [$4.0B]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loans	4,000	0
Level 2 | Reported Value Measurement | Affiliated Entity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3,100	5,600
Level 2 | Reported Value Measurement | Affiliated Entity | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	7,500	0
Level 2 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loans	0	2,005
Level 2 | Fair Value | Secured Term Loan [$4.0B]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loans	4,020	0
Level 2 | Fair Value | Affiliated Entity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3,260	5,955
Level 2 | Fair Value | Affiliated Entity | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	7,852	0
Level 3 | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Deferred purchase price assets	745	659
Guarantee liabilities	105	135
Level 3 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Deferred purchase price assets	745	659
Guarantee liabilities	$ 105	$ 135